Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	mirn
Entity Registrant Name	Mirna Therapeutics, Inc.
Entity Central Index Key	0001527599
Entity Filer Category	Non-accelerated Filer